Offerings	May 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-2A and Class A-2B Asset-Backed Notes, Series MBART 2026-1
Amount Registered	454,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 454,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,697.4
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee.

(2)	Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-3 Asset-Backed Notes, Series MBART 2026-1
Amount Registered	454,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 454,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,697.4
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee.

(2)	Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-4 Asset-Backed Notes, Series MBART 2026-1
Amount Registered	89,870,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 89,870,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,411.05
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee.

(2)	Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.